Inventories	12 Months Ended
Dec. 31, 2018
Inventories [Abstract]
Inventories
Inventories

	At December 31
	2018	2017
	(€ million)
Finished goods and goods for resale	€6,776	€8,261
Work-in-progress, raw materials and manufacturing supplies	3,783	4,476
Amount due from customers for contract work	135	185
Total Inventories	€10,694	€12,922

The amount of inventory write-downs recognized within Cost of revenues during the years ended December 31, 2018, 2017 and 2016 was €669 million, €626 million and €607 million, respectively.
Additionally, during the year ended December 31, 2018, impairments of Inventory totaling €129 million were recognized in APAC in connection with the accelerated adoption of new emission standards in China and slower than expected sales.
The Construction contracts, net asset/(liability) relates to the design and production of industrial automation systems and related products and is summarized as follows:

	At December 31
	2018	2017
	(€ million)
Aggregate amount of costs incurred and recognized profits (less recognized losses) to date	€954	€881
Less: Progress billings	(912)	(886)
Construction contracts, net asset/(liability)	42	(5)
Construction contract assets	135	185
Less: Construction contract liabilities (Note 22)	(93)	(190)
Construction contracts, net asset/(liability)	€42	€(5)

Changes in the Group's construction contracts, net asset/(liability) for the year ended December 31, 2018, were as follows:

	At January 1, 2018	Advances received from customers	Amounts recognized within revenue	Transfers to Assets/(Liabilities) held for sale	Other Changes	At December 31, 2018
	(€ million)
Construction contracts, net asset/(liability)	€(5)	€(878)	€958	€—	€(33)	€42

The entire amount of Construction contracts, net asset/(liability) is expected to be recognized as revenue in the following twelve months.